Significant Accounting Policies - Additional Information (Detail) $ in Thousands	Jan. 01, 2019 USD ($)	Jun. 30, 2019 USD ($)
Disclosure of significant accounting policies [line items]
Lease libilities		$ 4,480
Adoption of IFRS 16 [member]
Disclosure of significant accounting policies [line items]
Number Of Leases	2
Right of uses assets	$ 5,000
Lease libilities	$ 4,679